GOVERNMENT ASSISTANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Canada Emergency Wage Subsidy [Member] | Grant [Member]
Government Assistance Program [Line Items]
Total gross subsidy recorded under interest and other income	$ 25,026